Consolidated Statements of Cash Flows (Unaudited) - CAD ($) $ in Thousands	9 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Cash provided by (used in):
Net income (loss)	$ 16,229	$ 16,470
Adjustments to determine net cash flows:
Provision for (recovery of) credit losses	246	(43)
Stock-based compensation	1,044	0
Income tax provision	6,046	6,181
Interest income	(84,745)	(65,564)
Interest expense	30,556	21,553
Amortization	1,431	1,273
Accretion of discount on securities	(255)	0
Foreign exchange rate change on assets and liabilities	3,300	1,238
Interest received	77,970	62,667
Interest paid	(24,919)	(23,224)
Income taxes paid	(5,207)	(970)
Loans	(704,607)	(294,255)
Deposits	617,589	252,970
Change in other assets and liabilities	19,426	11,474
Net cash flows from (used in) operating activities	(45,896)	(10,230)
Acquisition of DBG, net of cash acquired	0	(7,473)
Purchase of securities (note 4)	(133,427)	0
Purchase of investment (note 6)	0	(953)
Purchase of property and equipment	(746)	(67)
Net cash flows from (used in) investing activities	(134,173)	(8,493)
Financing:
Issuance of subordinated notes payable, net of issue costs (note 7)	0	89,498
Redemption of preferred shares (note 9)	0	(16,813)
Repayment of loan assumed from DBG	0	(1,410)
Redemption of securitization liability	0	(8,631)
Dividends paid	(2,802)	(2,915)
Repayment of lease obligations	(469)	(458)
Net cash flows from (used in) financing activities	(3,271)	59,271
Change in cash	(183,340)	40,548
Effect of exchange rate changes on cash	(3,969)	(1,187)
Cash, beginning of the period	271,523	257,644
Cash, end of the period	$ 84,214	$ 297,005